1933 Act File No. 2-74191
                                          1940 Act File No. 811-3266

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ----

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   37  _....................         X
                                 -------                          ----

                                                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   27   ...................................         X
                  -------                                         ----

                  FEDERATED GOVERNMENT INCOME SECURITIES, INC.
                  (formerly Government Income Securities, Inc.)

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) x on April 30, 1998, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                                                               Copies to:

Charles H. Morin, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS-REFERENCE SHEET


      This Amendment to the Registration Statement of FEDERATED GOVERNMENT INCOME SECURITIES, INC., which consists of one portfolio offering four classes of shares, (a) Class F Shares, (b) Class A Shares, (c) Class B Shares, and (d) Class C Shares, is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................Cover Page.
Item 2.     Synopsis......................Not applicable.
Item 3.     Condensed Financial
            Information...................(a-d) Summary of Fund Expenses; (a)
                                          Financial Highlights-Class F Shares.
Item 4.     General Description of
            Registrant....................(a-d) General Information; (a-d)
                                          Investment Information; (a-d)
                                          Investment Objective; (a-d)
                                          Investment Policies; (a-d) Special
                                          Considerations of Fixed Income
                                          Securities; (a-d) Portfolio
                                         Turnover; (a-d) Investment Limitations.
Item 5.     Management of the Fund........(a-d) Fund Information; (a-d)
                                          Management of the Fund; (a)
                                          Distribution of Class F Shares;
            ----------------------
                                          (b-d) Distribution of Shares; (a-d)
                                          Shareholder Services; (b-d)
                                          Distribution Plan; (a-d)
                                          Supplemental Payments to Financial
                                          Institutions; (a-d) Administration of
                                          the Fund.
Item 6.     Capital Stock and Other
            Securities....................(a-d) Dividends and Distributions;
                                          (a-d) Shareholder Information; (a-d)
                                          Tax Information; (a-d)
                                          Federal Income Tax; (a-d) State and
                                          Local Taxes.
Item 7.     Purchase of Securities Being
            Offered.......................(a-d) Net Asset Value; (a-d) Investing
                                          in the Fund; (a-d) Purchasing Shares;
                                          (a-d) Purchasing Shares Through a
                                          Financial Intermediary; (a-d)
                                          Purchasing Shares by Wire; (a-d)
                                          Purchasing Shares by Check; (a-d)
                                          Systematic Investment Program; (a-d)
                                          Confirmations and Account Statements;
                                          (a-d) Retirement Plans; (b) Class A
                                          Shares; (c) Class B Shares; (d) Class
                                          C Shares; (a) Eliminating the Sales
                                          Charge.
Item 8.     Redemption or Repurchase......(a-d) Redeeming and Exchanging Shares;
                                          (a-d) Redeeming or Exchanging Through
                                          a Financial
            ------------------------
                                          Intermediary; (a-d) Redeeming or
                                          Exchanging Shares by Telephone; (a-d)
                                          Redeeming or Exchanging
                                          Shares by Mail; (a-d) Requirements for
                                          Redemption; (a-d) Requirements for
                                          Exchange; (a-d) Systematic Withdrawal
                                          Program; (c) Systematic Withdrawal
                                          Program ("SWP") on Class B Shares;
                                          (a-d)Contingent Deferred Sales Charge;
                                          (a-d) Accounts with Low Balances.
Item 9.     Pending Legal Proceedings.....None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(a-d) Cover Page.
Item 11.    Table of Contents.............(a-d) Table of Contents.
Item 12.    General Information and
            History.......................(a-d) General Information About the
                                          Fund; (a-d) About Federated Investors.
Item 13.    Investment Objectives and
            Policies......................(a-d) Investment Objective and
                                          Policies.
Item 14.    Management of the Fund        (a-d) Federated Government Income
                                          Securities, Inc. Management.
Item 15.    Control Persons and Principal
            Holders of Securities         (a-d) Fund Ownership.
Item 16.    Investment Advisory and Other
            Services......................(a-d) Investment Advisory Services;
                                          (a-d) Other Services; (b-d)
                                          Distribution Plan; (a-d)
                                          Shareholder Services.
Item 17.    Brokerage Allocation..........(a-d) Brokerage Transactions.
Item 18.    Capital Stock and Other
            Securities                    Not Applicable.
Item 19.    Purchase, Redemption and
            Pricing of Securities Being
            Offered.......................(a-d) Purchasing Shares; (a-d)
                                          Determining Net Asset Value; (a-d)
                                          Redeeming Shares.
            -------
Item 20.    Tax Status....................(a-d) Tax Status.
            ----------
Item 21.    Underwriters                  Not Applicable.
Item 22.    Calculation of Performance
            Data..........................(a) Total Return; (a) Yield; (a-d)
                                           Performance Comparisons.
Item 23.    Financial Statements..........(a-d)The Financial Statements for the
                                          fiscal year ended February 28, 1998,
                                          are incorporated herein
                                          by reference to the Fund's Annual
                                          Report dated February 28, 1998.
                                          (File Nos. 2-74191 and 811-3266)


FEDERATED GOVERNMENT INCOME SECURITIES, INC.

Class A Shares, Class B Shares, Class C Shares

PROSPECTUS

The shares of Federated Government Income Securities, Inc. (the "Fund") represent interests in an open-end, diversified management investment company (a mutual fund) that seeks current income by investing in a professionally managed, diversified portfolio limited primarily to securities guaranteed as to payment of principal and interest by the U.S.
government or its agencies or instrumentalities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Class A Shares, Class B Shares, and Class C Shares of the Fund.
Keep this prospectus for future reference.     The Fund has also filed a
Statement of Additional Information for Class A Shares, Class B Shares, Class C Shares, and Class F Shares dated April 30, 1998, with the Securities and Exchange Commission (the "SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the
SEC at Internet Web site (http://www.sec.gov).      THESE SECURITIES HAVE NOT
BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated April 30, 1998      TABLE OF CONTENTS
 Summary of Fund Expenses                                                 1
 Financial Highlights--Class A Shares                                     2
 Financial Highlights--Class B Shares                                     3
 Financial Highlights--Class C Shares                                     4
 General Information                                                      5
 Calling the Fund                                                         5
 Investment Information                                                   5
 Investment Objective                                                     5
 Investment Policies                                                      5
 Special Considerations of Fixed Income Securities                        7
 Portfolio Turnover                                                       8
 Investment Limitations                                                   9
 Net Asset Value                                                          9
 Investing in the Fund                                                    9
 Purchasing Shares                                                       10
 Purchasing Shares Through a Financial Intermediary                      10
 Purchasing Shares by Wire                                               10
 Purchasing Shares by Check                                              10
 Systematic Investment Program                                           10
 Retirement Plans                                                        10
 Class A Shares                                                          10
 Class B Shares                                                          11
 Class C Shares                                                          11
 Redeeming and Exchanging Shares                                         11
 Redeeming or Exchanging Shares Through a Financial
 Intermediary                                                            11
 Redeeming or Exchanging Shares by Telephone                             12
 Redeeming or Exchanging Shares by Mail                                  12
 Requirements for Redemption                                             12
 Requirements for Exchange                                               12
 Systematic Withdrawal Program                                           12
 Systematic Withdrawal Program ("SWP") on Class B Shares                 13
 Contingent Deferred Sales Charge                                        13
 Account and Share Information                                           13
 Confirmations and Account Statements                                    13
 Dividends and Distributions                                             13
 Accounts with Low Balances                                              14
 Fund Information                                                        14
 Management of the Fund                                                  14
 Distribution of Shares                                                  15
 Administration of the Fund                                              16
 Shareholder Information                                                 16
 Tax Information                                                         16
 Federal Income Tax                                                      16
 State and Local Taxes                                                   16
 Performance Information                                  Inside Back Cover
 Other Classes of Shares                                  Inside Back Cover

SUMMARY OF FUND EXPENSES

Shareholder Transaction Expenses

                                                                                           Class A  Class B   Class C

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)               4.50%     None         None
 Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)     None     None         None
 Contingent Deferred Sales Charge (as a percentage of original purchase
 price or redemption proceeds, as applicable)                                                 None    5.50%(1)      1.00%(2)
 Redemption Fee (as a percentage of amount redeemed, if applicable)                           None     None         None
 Exchange Fee                                                                                 None     None         None


 Annual Operating Expenses
(As a percentage of average net assets)
 Management Fee (after waiver)(3)                                                            0.51%     0.51%        0.51%
 12b-1 Fee (after waiver)                                                                    0.00%(4)  0.75%        0.75%
 Total Other Expenses                                                                        0.45%     0.45%        0.45%
 Shareholder Services Fee                                                                    0.25%     0.25%        0.25%
 Total Operating Expenses (after waivers)(5)                                                 0.96%(5)  1.71%(6)(7)  1.71%(7)

(1) The contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. (See "Contingent Deferred Sales Charge.")

(2) The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within one year of their purchase date. For a more complete description, see "Redeeming and Exchanging Shares."

(3) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(4) The 12b-1 fee has been reduced to reflect the voluntary waiver of the 12b-1 fee. The distributor can terminate the voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25% for Class A Shares.

(5) The total operating expenses would have been 1.45% absent the voluntary waivers of a portion of the management fee and the 12b-1 fee.

(6) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

(7) The total operating expenses would have been 1.95% absent the voluntary waiver of a portion of the management fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares, Class B Shares, and Class C Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund" and "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of
Securities Dealers, Inc.

EXAMPLE                                                                        CLASS A   CLASS B   CLASS C

You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return, (2) redemption at the end of each time period, and (3) payment of the maximum sales charge
1 Year                                                                          $ 54       $ 74      $ 28
3 Years                                                                         $ 74       $ 98      $ 54
5 Years                                                                         $ 96       $116      $ 93
10 Years                                                                        $157       $181      $202

You would pay the following expenses on the same investment, assuming no redemption
1 Year                                                                          $ 54       $ 17      $ 17
3 Years                                                                         $ 74       $ 54      $ 54
5 Years                                                                         $ 96       $ 93      $ 93
10 Years                                                                        $157       $181      $202

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS--CLASS A SHARES

(For a share outstanding throughout each period)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated April 23, 1998, on the Fund's financial statements for the year ended February 28, 1998, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the
Fund.

                                                               YEAR ENDED
                                                               FEBRUARY 28,
                                                            1998      1997(A)
NET ASSET VALUE, BEGINNING OF PERIOD                        $8.59     $ 8.63
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                     0.62**     0.30
   Net realized and unrealized gain (loss) on investments    0.22      (0.02)
   Total from investment operations                          0.84       0.28
LESS DISTRIBUTIONS
   Distributions from net investment income                 (0.59)     (0.32)
NET ASSET VALUE, END OF PERIOD                              $8.84     $ 8.59
TOTAL RETURN(B)                                             10.10%      3.34%
RATIOS TO AVERAGE NET ASSETS
   Expenses                                                  0.96%      1.03%*
   Net investment income                                     7.13%      6.45%*
   Expense waiver/reimbursement(c)                           0.49%      0.50%*
SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)               $138,554       $289
   Portfolio turnover                                         264%        97%

* Computed on an annualized basis.

** Per share information presented is based upon the average number of shares outstanding.

(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to February 28, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated February 28, 1998, which can be obtained free of charge.

FINANCIAL HIGHLIGHTS--CLASS B SHARES

(For a share outstanding throughout each period)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated April 23, 1998, on the Fund's financial statements for the year ended February 28, 1998, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                YEAR ENDED
                                                               FEBRUARY 28,
                                                            1998      1997(A)
NET ASSET VALUE, BEGINNING OF PERIOD                        $8.59     $ 8.63
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                     0.58       0.28
   Net realized and unrealized gain (loss) on investments    0.20      (0.02)
   Total from investment operations                          0.78       0.26
LESS DISTRIBUTIONS
   Distributions from net investment income                 (0.53)     (0.30)
NET ASSET VALUE, END OF PERIOD                              $8.84     $ 8.59
TOTAL RETURN(B)                                             9.34%       3.00%
RATIOS TO AVERAGE NET ASSETS
   Expenses                                                  1.71%      1.71%*
   Net investment income                                     6.51%      5.80%*
   Expense waiver/reimbursement(c)                           0.24%      0.26%*
SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                $10,819     $2,421
   Portfolio turnover                                         264%        97%

(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to February 28, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated February 28, 1998, which can be obtained free of charge.

FINANCIAL HIGHLIGHTS--CLASS C SHARES

(For a share outstanding throughout each period)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated April 23, 1998, on the Fund's financial statements for the year ended February 28, 1998, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                YEAR ENDED
                                                               FEBRUARY 28,
                                                            1998      1997(A)
NET ASSET VALUE, BEGINNING OF PERIOD                        $8.59     $ 8.63
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                     0.55       0.27
   Net realized and unrealized gain (loss) on investments    0.23      (0.01)
   Total from investment operations                          0.78       0.26
LESS DISTRIBUTIONS
   Distributions from net investment income                 (0.53)     (0.30)
NET ASSET VALUE, END OF PERIOD                              $8.84     $ 8.59
TOTAL RETURN(B)                                             9.29%       3.02%
RATIOS TO AVERAGE NET ASSETS
   Expenses                                                  1.71%      1.71%*
   Net investment income                                     6.21%      5.65%*
   Expense waiver/reimbursement(c)                           0.24%      0.26%*
SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                 $2,836     $1,343
   Portfolio turnover                                         264%        97%

(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to February 28, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated February 28, 1998, which can be obtained free of charge.

GENERAL INFORMATION

The Fund was established as a Massachusetts business trust on September 23, 1981, and reorganized as a corporation under the laws of the State of Maryland on February 4, 1986. Class A Shares, Class B Shares and Class C Shares of the Fund ("Shares") are designed primarily for individuals and institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

CALLING THE FUND

Call the Fund at 1-800-341-7400.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The investment policies described below may be changed by the Board of Directors (the "Directors") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in U.S. government securities.

The U.S. government securities in which the Fund invests include:

   * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;
   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;
   * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and
   * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

The obligations of U.S. government agencies or instrumentalities which the Fund may buy are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association ("Ginnie Mae") mortgage-backed securities and obligations of the Farmers Home Administration ("FHA"), are backed by the full faith and credit of the U.S. Treasury. Obligations of the FHA are also backed by the issuer's right to borrow from the U.S. Treasury. Obligations of Federal Home Loan Banks and the FHA are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, FHA, Farm Credit Banks, Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Mortgage Corporation ("Freddie Mac") are backed by the credit of the agency or instrumentality issuing the obligations. Some of the securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities. These securities are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities ("IOs and POs"). In addition, the Fund may engage in certain strategies and
transactions as described in the prospectus.      COLLATERALIZED MORTGAGE
OBLIGATIONS ("CMOS")

CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities. CMOs may have fixed or floating rates of interest.

The Fund will invest only in CMOs that are rated AAA by a nationally recognized statistical rating organization. The Fund may also invest in certain CMOs which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (iii) other securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

CMOs that include a class bearing a floating rate of interest also may include a class whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed or floating rate classes of a CMO and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index on which interest rate adjustments are based. As a result, the yield on an inverse floater class of a CMO will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments.

TEMPORARY INVESTMENTS

The Fund may invest temporarily in cash and cash items during times of unusual market conditions for defensive purposes and to maintain liquidity.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The yields generally available on comparable securities when delivery occurs may be higher than yields on securities obtained pursuant to such transactions. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices as interest rates fluctuate. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date. In addition, the seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Fund's Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Securities lending transactions typically require the Fund to pay interest on any cash collateral received. The Fund will seek to earn interest and additional returns by investing cash collateral in repurchase agreements or liquid high grade securities. The Fund will bear the risk of any losses on such investments and the risk that the income from such investments are less than the interest payable to the borrower.

SPECIAL CONSIDERATIONS OF FIXED INCOME SECURITIES

There is no limit to portfolio maturity. The prices of fixed income government securities fluctuate inversely in relation to the direction of interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices of outstanding debt obligations. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations: the debt obligations with the longest maturities will experience the greatest market price changes. The prices of zero coupon securities, IOs and POs, and certain structures of CMOs are more sensitive to fluctuations in interest rates than are conventional bonds.

The market value of debt obligations, and therefore the Fund's net asset value, will fluctuate due to changes in economic conditions and other market factors such as interest rates which are beyond the control of the Fund's investment adviser. The Fund's investment adviser could be incorrect in its expectations about the direction or extent of these market factors. Although debt obligations with longer maturities offer potentially greater returns, they have greater exposure to market price fluctuation. Consequently, to the extent the Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value.

Mortgage-backed securities are generally subject to less predictable and, in many cases higher, prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation.

With respect to securities that represent an interest solely in the interest payments on mortgage-backed securities, because the yield to maturity is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on these securities if there are substantial prepayments on the underlying mortgage.

In addition, the Fund may, but is not required to, utilize various other investment strategies as described herein to manage the effective maturity or duration of the Fund's fixed income securities or to enhance potential gain. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by mutual funds and other institutional investors. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

For example, the Fund expects to purchase portfolio securities using investment leverage. The Fund expects that substantially all of its leverage will be used in connection with when-issued and delayed delivery transactions and portfolio securities lending. Leveraging creates an opportunity for capital appreciation but, at the same time, the use of leverage in a declining market will cause a greater decline in the asset value of the shares than if the Fund were not leveraged.

PUT AND CALL OPTIONS

The Fund may purchase put and call options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds, or will be purchasing, against decreases or increases in value. The Fund may also write (sell) put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or for which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration.

In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Fund's adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

FINANCIAL FUTURES AND OPTIONS ON FUTURES

The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio of long-term debt securities against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from anticipated increases in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling the futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of portfolio securities resulting from anticipated decreases in market interest rates. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

RISKS

When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market. INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.

INVESTMENT LIMITATIONS

The Fund will not:

   * borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge up to 10% of the value of its total assets to secure such borrowings; or
   * invest more than 10% of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Directors.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

   * invest more than 10% of its total assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.

NET ASSET VALUE

The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.

INVESTING IN THE FUND

This prospectus offers three classes of Shares each with the characteristics described below.

                           Class A      Class B     Class C
Minimum and
Subsequent
Investment Amounts       $1500/$100   $1500/$100   $1500/$100
Minimum and
Subsequent
Investment Amount for
Retirement Plans         $250/$100    $250/$100    $250/$100
Maximum Sales Charge     4.50%*       None         None
Maximum Contingent       None         5.50+        1.00%#
Deferred Sales Charge**
Conversion Feature       No           Yes++        No

* Class A Shares are sold at NAV, plus a sales charge as follows:


                                        Sales Charge               Dealer
                                     as a Percentage of        Concession as
                                     Public      Net          a Percentage of
                                    Offering    Amount        Public Offering
Amount of Transaction                Price     Invested            Price
Less than $100,000                   4.50%       4.71%             4.00%
$100,000 but less than $250,000      3.75%       3.90%             3.25%
$250,000 but less than $500,000      2.50%       2.56%             2.25%
$500,000 but less than $1 million    2.00%       2.04%             1.80%
$1 million or greater                0.00%       0.00%             0.25%

** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

+ The following contingent deferred sales charge schedule applies to Class B
Shares:

Year of Redemption           Contingent Deferred
After Purchase                  Sales Charge
First                              5.50%
Second                             4.75%
Third                              4.00%
Fourth                             3.00%
Fifth                              2.00%
Sixth                              1.00%
Seventh and thereafter             0.00%

++ Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. See "Conversion of Class B Shares."

# The contingent deferred sales charge is assessed on Shares redeemed within one year of their purchase date.

PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Shares for Shares of the corresponding class of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly.
Financial intermediaries may charge fees for their services.      The financial
intermediary which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Numberthis number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

PURCHASING SHARES BY CHECK

Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SYSTEMATIC INVESTMENT PROGRAM

Under this program, funds in a minimum amount of $50 may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund.
Shareholders should contact their financial intermediary or the Fund to participate in this program.

RETIREMENT PLANS

Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

CLASS A SHARES

Class A Shares are sold at NAV, plus a sales charge. However:

NO SALES CHARGE IS IMPOSED FOR CLASS A SHARES PURCHASED:

   * through financial intermediaries that do not receive sales charge dealer concessions;
   * by Federated Life Members; or
   * through "wrap accounts" or similar programs under which clients pay a fee for services.

IN ADDITION, THE SALES CHARGE CAN BE ELIMINATED BY:

   * purchasing in quantity;
   * combining concurrent purchases of :
       * Shares by you, your spouse, and your children under age 21, or * Shares of the same class of two or more Federated Funds (other than money market funds);
   * accumulating purchases. In calculating the sales charge on an additional purchase, you may count the current value of previous Share purchases still invested in the Fund;
   * signing a letter of intent to purchase a specific dollar amount of Shares within 13 months; or
   * using the reinvestment privilege within 120 days of redeeming Shares of an equal or lesser amount.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

DEALER CONCESSION

For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp.

Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.

CLASS B SHARES

Class B Shares are sold at NAV. Under certain circumstances, a contingent deferred sales charge will be assessed at the time of a redemption. Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. Such conversion will be on the basis of the relative NAVs per Share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase.

CLASS C SHARES

Class C Shares are sold at NAV. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase.

REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

REDEEMING OR EXCHANGING SHARES THROUGH A FINANCIAL INTERMEDIARY

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

REDEEMING OR EXCHANGING SHARES BY TELEPHONE

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

REDEEMING OR EXCHANGING SHARES BY MAIL

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

REQUIREMENTS FOR REDEMPTION

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The
Fund does not accept signatures guaranteed by a notary public.      REQUIREMENTS
FOR EXCHANGE     Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on and prospectuses for the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder of not less than $100. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class A Shares subject to a sales charge while participating in this program. A contingent deferred sales charge may be imposed on Class B and C Shares.

SYSTEMATIC WITHDRAWAL PROGRAM ("SWP") ON CLASS B SHARES

A contingent deferred sales charge will not be charges on SWP redemptions of Class B Shares if:

   * shares redeemed are 12% or less of the account value in a single year; * the account is at least one year old; * all dividends and capital gains distributions are reinvested; and * the account has at least a $10,000 balance when the SWP is established;
     (multiple Class B Share accounts cannot be aggregated to meet this minimum balance).

A contingent deferred sales charge will be charged on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, the account is valued when the SWP is established and then annually at calender year-end. Redemptions can be made only at a rate of 1% monthly, 3% quarterly, or 6%
semi-annually.      CONTINGENT DEFERRED SALES CHARGE     The contingent deferred
sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

   * following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
   * representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1U2;
   * which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;
   * which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;
   * which are reinvested in the Fund under the reinvestment privilege; * of Shares held by Directors, employees and sales representatives of the
     Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and
   * of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such
action.      ACCOUNT AND SHARE INFORMATION     CONFIRMATIONS AND ACCOUNT
STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the
transfer agent.      ACCOUNTS WITH LOW BALANCES     Due to the high cost of
maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares
to meet the minimum.      FUND INFORMATION

MANAGEMENT OF THE FUND

Board of Directors

The Fund is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers (the "Adviser"), the Fund's investment adviser, subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives a fee from the Fund.

ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. Under the investment advisory contract which provides for the voluntary waiver and reimbursement of expenses by the Adviser, the Adviser may voluntarily choose to waive a portion of its fee or reimburse the Funds for certain operating expenses. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion. ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
Federated Investors.     Federated Advisers and other subsidiaries of Federated
Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through
approximately 4,000 financial institutions nationwide.      Both the Fund and
the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors and could result in severe penalties. Kathleen Foody-Malus has been the Fund's portfolio manger since July 1993. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

Edward J. Tiedge has been the Fund's portfolio manager since April 1997. Mr. Tiedge joined Federated Investors in 1993 and has been a Vice President of the Fund's Adviser since January 1996. He served as an Assistant Vice President of the Fund's Adviser in 1995, and an Investment Analyst during 1993 and 1994. Mr. Tiedge served as Director of Investments at Duquesne Light Company from 1990 to 1993. Mr. Tiedge is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

The distributor may offer to pay financial institutions an amount up to 1.00% of the net asset value of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

The distributor will pay dealers an amount equal to 5.50% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), Class A Shares, Class B Shares and Class C Shares will pay a fee to the distributor in an amount computed at an annual rate of 0.25%, 0.75%, and 0.75%, respectively, of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. For Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of 0.75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its distribution and distribution-related services pursuant to the Plan. The Fund is not currently making payments for Class A Shares under the Distribution Plan, nor does it anticipate doing so in the immediate future.

The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("shareholder services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

Federated Securities Corp. and Federated Shareholder Services may offer to pay a fee, from their own assets, to financial institutions as financial assistance for providing substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:

Maximum               Average Aggregate
  Fee                  Daily Net Assets
 0.150%           on the first $250 million
 0.125%           on the next $250 million
 0.100%           on the next $250 million
 0.075%     on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

SHAREHOLDER INFORMATION

Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Directors may be removed by the Directors or shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's outstanding Shares of all series entitled to vote.

As of April 8, 1998, the following shareholder of record owned 25% or more of the outstanding Class A Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith (as record owner holding Class A Shares for its clients), owned approximately 15,982,289 shares (98.85%) of the Fund and therefore may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

As of April 8, 1998, the following shareholder of record owned 25% or more of the outstanding Class C Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith (as record owner holding Class C Shares for its clients), owned approximately 178,892 shares (49.38%) of the Fund and therefore may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

As of April 8, 1998, the following shareholder of record owned 25% or more of the outstanding Class F Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith (as record owner holding Class F Shares for its clients), owned approximately 65,470,560 shares (41.17%) of the Fund and therefore may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code of 1986, as amended (the "Code") applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed, so long as such IRA or qualified retirement plan meets the applicable requirements of the Code.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield for each class of Shares including Class F Shares (as described under "Other Classes of Shares").

Total return represents the change, over a specified period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of Shares is calculated by dividing the net investment income per Share (as defined by the SEC) earned by each class of Shares over a thirty-day period by the maximum offering price per Share of each class of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares, and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges such as the maximum sales charge or contingent deferred sales charge, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for Class A Shares, Class B Shares, Class C Shares, and Class F Shares.

From time to time, advertisements for Class A Shares, Class B Shares, Class C Shares, and Class F Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, Class C Shares, and Class F Shares to certain indices.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Class F Shares. Class F Shares are sold primarily to customers of financial institutions and are subject to a front-end sales charge, a contingent deferred sales charge, and a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum initial investment is $250.

Class A Shares, Class B Shares, Class C Shares, and Class F Shares are subject to certain of the same expenses. Expense differences, however, between Class A Shares, Class B Shares, Class C Shares, and Class F Shares may affect the performance of each class.

To obtain more information and a prospectus for Class F Shares, investors may call 1-800-341-7400 or contact their financial institution.

[Graphic]

Federated Investors

FEDERATED GOVERNMENT
INCOME SECURITIES, INC.

Class A Shares, Class B Shares, Class C Shares

Prospectus

April 30, 1998

An Open-End, Diversified Management Investment Company

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Advisers
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222-5401


Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com


Cusip 313912206
Cusip 313912305
Cusip 313912404
G01090-01 (4/98)

[Graphic]



FEDERATED GOVERNMENT INCOME SECURITIES, INC.

Class F Shares

PROSPECTUS

The Class F Shares of Federated Government Income Securities, Inc. (the "Fund"), represent interests in an open-end, diversified management investment company (a mutual fund) that seeks current income by investing in a professionally managed, diversified portfolio limited primarily to securities guaranteed as to payment of principal and interest by the U.S.
government or its agencies or instrumentalities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Class F Shares of the Fund. Keep this prospectus for future
reference.     The Fund has also filed a Statement of Additional Information for
Class A Shares, Class B Shares, Class C Shares, and Class F Shares dated April 30, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site
(http://www.sec.gov).      THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.     Prospectus dated April
30, 1998      TABLE OF CONTENTS
 Summary of Fund Expenses 1 Financial HighlightsClass F Shares 2 General Information 3 Calling the Fund 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Special Considerations of Fixed Income Securities 5 Portfolio Turnover 6 Investment Limitations 7 Net Asset Value 7 Investing in the Fund 7 Purchasing Shares 7 Purchasing Shares Through a Financial Intermediary 8 Purchasing Shares by Wire 8 Purchasing Shares by Check 8 Systematic Investment Program 8 Retirement Plans 8 Eliminating the Sales Charge 8 Redeeming and Exchanging Shares 9 Redeeming or Exchanging Shares Through a Financial Intermediary 9 Redeeming or Exchanging Shares by Telephone 9 Redeeming or Exchanging Shares by Mail 9 Requirements for Redemption 10 Requirements for Exchange 10 Systematic Withdrawl Program 10 Contingent Deferred Sales Charge 10 Account and Share Information 11 Confirmations and Account Statements 11 Dividends and Distributions 11 Accounts with Low Balances 11 Fund Information 11 Management of the Fund 11 Distribution of Class F Shares 12 Shareholder Services 12 Other Payments to Financial Institutions 12 Supplemental Payments to Financial Institutions 12 Administration of the Fund 13 Shareholder Information 13 Tax Information 13 Federal Income Tax 13 State and Local Taxes 13 Performance Information 14 Other Classes of Shares 14

SUMMARY OF FUND EXPENSES

  SHAREHOLDER TRANSACTION EXPENSES

         Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) 1.00% Maximum Sales Charge Imposed on Reinvested Dividends (as a
percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase
   price or redemption proceeds, as applicable)(1)                                          1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)                          None
Exchange Fee                                                                                None

  ANNUAL OPERATING EXPENSES

Management Fee (after waiver)(2)                                                            0.51%
12b-1 Fee                                                                                   None
Total Other Expenses                                                                        0.45%
   Shareholder Services Fee                                                           0.25%
Total Operating Expenses (after waiver)(3)                                                  0.96%

(1) The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within four years of their purchase date. For a more complete description, see "Contingent Deferred Sales Charge."

(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(3) The total operating expenses would have been 1.20% absent the voluntary waiver of a portion of the management fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class F Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund," "Redeeming and Exchanging Shares," and "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period, and (3) payment of the maximum sales charge
1 Year                                                       $ 30
3 Years                                                      $ 51
5 Years                                                      $ 63
10 Years                                                     $127

 You would pay the following expenses on the same investment, assuming no redemption

1 Year                                                       $ 20
3 Years                                                      $ 40
5 Years                                                      $ 63
10 Years                                                     $127

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--CLASS F SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated April 23, 1998, on the Fund's financial statements for the year ended February 28, 1998, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                               YEAR ENDED FEBRUARY 28 OR 29,
                           1998       1997       1996       1995      1994       1993       1992       1991      1990       1989
 NET ASSET VALUE,           $ 8.59     $ 8.75     $ 8.55     $ 9.00    $ 9.44     $ 9.48     $ 9.32     $ 9.19    $ 9.00     $ 9.49
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
   Net investment income      0.61       0.55       0.62       0.63      0.68       0.79       0.83       0.87      0.87       0.86
   Net realized and           0.24     (0.15)       0.20     (0.46)    (0.44)     (0.05)       0.17       0.15      0.24     (0.53)
 unrealized gain (loss)
 on investments
   Total from investment      0.85       0.40       0.82       0.17      0.24       0.74       1.00       1.02      1.11       0.33
 operations
 LESS DISTRIBUTIONS
   Distributions from net    (0.61)     (0.56)     (0.62)     (0.62)    (0.68)     (0.78)     (0.83)     (0.87)    (0.91)    (0.82)
 investment income
   Distributions in                                                                        (0.01)(a)  (0.02)(a) (0.01)(a)
 excess of net investment
 income
   Total distributions       (0.61)     (0.56)     (0.62)     (0.62)    (0.68)     (0.78)     (0.84)     (0.89)    (0.92)    (0.82)
 NET ASSET VALUE, END OF    $ 8.83     $ 8.59     $ 8.75     $ 8.55    $ 9.00     $ 9.44     $ 9.48     $ 9.32    $ 9.19     $ 9.00
 PERIOD
 TOTAL RETURN(B)            10.19%      4.81%      9.87%      2.11%     2.63%      8.08%     11.12%     11.63%    12.81%      3.65%
 RATIOS TO AVERAGE NET
 ASSETS
   Expenses                  0.96%      0.96%      0.96%      0.97%     0.97%      0.90%      0.92%      0.90%     0.93%      0.88%
   Net investment income     6.87%      6.42%      6.96%      7.34%     7.39%      8.27%      8.86%      9.43%     9.42%      9.33%
   Expense                   0.24%      0.26%      0.25%      0.23%     0.19%
 waiver/reimbursement(c)
 SUPPLEMENTAL DATA
   Net assets, end of   $1,428,591 $1,773,905 $2,264,374 $2,538,013 $3,542,078$3,643,180 $2,261,762 $1,322,749 $1,320,710$1,482,030
 period (000 omitted)
   Portfolio turnover         264%        97%       161%       143%      134%        43%        36%        37%       76%        62%

(a) Distributions in excess of net investment income for the years ended February 29, 1992, February 28, 1991, and 1990 were a result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT DATED FEBRUARY 28, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.

GENERAL INFORMATION

The Fund was established as a Massachusetts business trust on September 23, 1981, and reorganized as a corporation under the laws of the State of Maryland on February 4, 1986. Class F Shares of the Fund ("Shares") are designed primarily for individuals and institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

CALLING THE FUND

Call the Fund at 1-800-341-7400.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The investment policies described below may be changed by the Board of Directors (the "Directors") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in U.S. government securities.

The U.S. government securities in which the Fund invests include:

   * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;
   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;
   * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and
   * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

The obligations of U.S. government agencies or instrumentalities which the Fund may buy are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association ("Ginnie Mae") mortgage-backed securities and obligations of the Farmers Home Administration ("FHA"), are backed by the full faith and credit of the U.S. Treasury. Obligations of the FHA are also backed by the issuer's right to borrow from the U.S. Treasury. Obligations of Federal Home Loan Banks and the FHA are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, FHA, Farm Credit Banks, Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Mortgage Corporation ("Freddie Mac") are backed by the credit of the agency or instrumentality issuing the obligations. Some of the securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities. These securities are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities ("IOs and POs"). In addition, the Fund may engage in certain strategies and
transactions as described in the prospectus.      COLLATERALIZED MORTGAGE
OBLIGATIONS ("CMOS")

CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities. CMOs may have fixed or floating rates of interest.

The Fund will invest only in CMOs that are rated AAA by a nationally recognized statistical rating organization. The Fund may also invest in certain CMOs which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (iii) other securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

CMOs that include a class bearing a floating rate of interest also may include a class whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed or floating rate classes of a CMO and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index on which interest rate adjustments are based. As a result, the yield on an inverse floater class of a CMO will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments.

TEMPORARY INVESTMENTS

The Fund may invest temporarily in cash and cash items during times of unusual market conditions for defensive purposes and to maintain liquidity.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The yields generally available on comparable securities when delivery occurs may be higher than yields on securities obtained pursuant to such transactions. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices as interest rates fluctuate. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date. In addition, the seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Fund's Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Securities lending transactions typically require the Fund to pay interest on any cash collateral received. The Fund will seek to earn interest and additional returns by investing cash collateral in repurchase agreements or liquid high grade securities. The Fund will bear the risk of any losses on such investments and the risk that the income from such investments are less than the interest payable to the borrower.

SPECIAL CONSIDERATIONS OF FIXED INCOME SECURITIES

There is no limit to portfolio maturity. The prices of fixed income government securities fluctuate inversely in relation to the direction of interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices of outstanding debt obligations. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations: the debt obligations with the longest maturities will experience the greatest market price changes. The prices of zero coupon securities, IOs and POs, and certain structures of CMOs are more sensitive to fluctuations in interest rates than are conventional bonds.

The market value of debt obligations, and therefore the Fund's net asset value, will fluctuate due to changes in economic conditions and other market factors such as interest rates which are beyond the control of the Fund's investment adviser. The Fund's investment adviser could be incorrect in its expectations about the direction or extent of these market factors. Although debt obligations with longer maturities offer potentially greater returns, they have greater exposure to market price fluctuation. Consequently, to the extent the Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value.

Mortgage-backed securities are generally subject to less predictable and, in many cases higher, prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation.

With respect to securities that represent an interest solely in the interest payments on mortgage-backed securities, because the yield to maturity is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on these securities if there are substantial prepayments on the underlying mortgage.

In addition, the Fund may, but is not required to, utilize various other investment strategies as described herein to manage the effective maturity or duration of the Fund's fixed income securities or to enhance potential gain. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by mutual funds and other institutional investors. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

For example, the Fund expects to purchase portfolio securities using investment leverage. The Fund expects that substantially all of its leverage will be used in connection with when-issued and delayed delivery transactions and portfolio securities lending. Leveraging creates an opportunity for capital appreciation but, at the same time, the use of leverage in a declining market will cause a greater decline in the asset value of the shares than if the Fund were not leveraged.

PUT AND CALL OPTIONS

The Fund may purchase put and call options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds, or will be purchasing, against decreases or increases in value. The Fund may also write (sell) put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or for which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration.

In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Fund's adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

FINANCIAL FUTURES AND OPTIONS ON FUTURES

The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio of long-term debt securities against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from anticipated increases in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling the futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of portfolio securities resulting from anticipated decreases in market interest rates. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

RISKS

When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market. INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.

INVESTMENT LIMITATIONS

The Fund will not:

   * borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge up to 10% of the value of its total assets to secure such borrowings; or
   * invest more than 10% of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Directors.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

   * invest more than 10% of its total assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.

NET ASSET VALUE

The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.

INVESTING IN THE FUND

This prospectus offers Class F Shares with the characteristics described below.

                                                                   CLASS F
 Minimum and Subsequent Investment Amount                        $1500/$100
 Minimum and Subsequent Investment Amount for
 Retirement Plans                                                $250/$100
 Maximum Sales Charge                                            1.00%*
 Maximum Sales Charge as a Percentage of the Net
 Amount Invested                                                 1.01%
 Maximum Contingent Deferred Sales Charge**                      1.00%**

* There is no sales charge for purchases of $1 million or more. In addition, no sales charge is imposed for Shares purchased through certain entities or programs. Please see the section entitled "Reducing or Eliminating the Sales Charge."

** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

The following contingent deferred sales charge schedule applies to Class F
Shares:

                                                    CONTINGENT
                                                      DEFERRED
AMOUNT OF PURCHASE               SHARES HELD        SALES CHARGE
Up to $1,999,999             Four Years or less       1.00%
$2,000,000 to $4,999,999     Two Years or less        0.50%
$5,000,000 or more           One Year or less         0.25%

PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in Class F Shares of certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Shares for Class F Shares of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Class F Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Numberthis number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

PURCHASING SHARES BY CHECK

Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SYSTEMATIC INVESTMENT PROGRAM

Under this program, funds in a minimum amount of $50 may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

RETIREMENT PLANS

Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

ELIMINATING THE SALES CHARGE

Class F Shares are sold at NAV, plus a sales charge. However:

NO SALES CHARGE IS IMPOSED FOR CLASS F SHARES PURCHASED:

   * through bank trust departments or investment advisers registered under the Investment Advisers Act of 1940 purchasing on behalf of their clients;
   * by sales representatives, Directors, and employees of the Fund, Federated Advisers, Federated Securities Corp. or their affiliates and their immediate family members;
   * by any investment dealer who has a sales agreement with Federated Securities Corp. and their immediate family members, or by any trusts or pension or profit-sharing plans for these persons or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates.

IN ADDITION, THE SALES CHARGE CAN BE ELIMINATED BY:

   * purchasing in quantity;
   * combining concurrent purchases of :
       * Shares by you, your spouse, and your children under age 21, or * Shares of the same class of two or more Federated Funds (other than money market funds);
   * accumulating purchases. In calculating the sales charge on an additional purchase, you may count the current value of previous Share purchases still invested in the Fund;
   * signing a letter of intent to purchase a specific dollar amount of Shares within 13 months; or
   * using the reinvestment privilege within 120 days of redeeming Shares of an equal or lesser amount.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge, Federated Securities Corp. must be notified by the shareholder in writing or by a financial
intermediary at the time of purchase.      DEALER CONCESSION     For sales of
Shares, a dealer will normally receive up to 100% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp.

Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and
purchases of Shares.      REDEEMING AND EXCHANGING SHARES     Shares of the Fund
may be redeemed for cash or exchanged for Class F Shares of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like Share class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

REDEEMING OR EXCHANGING SHARES THROUGH A FINANCIAL INTERMEDIARY

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

REDEEMING OR EXCHANGING SHARES BY TELEPHONE

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares by Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

REDEEMING OR EXCHANGING SHARES BY MAIL

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

REQUIREMENTS FOR REDEMPTION

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

REQUIREMENTS FOR EXCHANGE

Shareholders must exchange Shares having a NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on and prospectuses for the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder of not less than $100. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete, the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class F Shares subject to a sales charge while participating in this program. A contingent deferred sales charge will be imposed on Shares redeemed
through this program within four years of their purchase dates.      CONTINGENT
DEFERRED SALES CHARGE     The contingent deferred sales charge will be deducted
from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

   * following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
   * representing a total or partial distribution from an Individual Retirement Account, Keogh Plan, or a custodial account to a shareholder who has attained the age of 70 1U2;
   * representing a total or partial distribution from a qualified plan, other than an Individual Retirement Account, Keogh Plan, or a custodial account following retirement;
   * which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;
   * which are reinvested in the Fund under the reinvestment privilege; * of Shares held by Directors, employees and sales representatives of the
     Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and
   * of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the contingent deferred sales charge or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions.
Shareholders will be notified of such action.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the
transfer agent.      ACCOUNTS WITH LOW BALANCES     Due to the high cost of
maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares
to meet the minimum.      FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

The Fund is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers (the "Adviser"), the Fund's investment adviser, subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. Under the investment advisory contract, which provides for the voluntary waiver and reimbursement of expenses by the Adviser, the Adviser may voluntarily waive all or a portion of the advisory fee and reimburse some of the operating expenses of the Fund. The Adviser can terminate this voluntary waiver of its fee or reimbursement of expenses at any time at its
sole discretion.      ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
Federated Investors.     Federated Advisers and other subsidiaries of Federated
Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through
approximately 4,000 financial institutions nationwide.      Both the Fund and
the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

Kathleen M. Foody-Malus has been the Fund's portfolio manager since July 1993. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

Edward J. Tiedge has been the Fund's portfolio manager since April 1997. Mr. Tiedge joined Federated Investors in 1993 and has been a Vice President of the Fund's Adviser since January 1996. He served as an Assistant Vice President of the Fund's Adviser in 1995, and an Investment Analyst during 1993 and 1994. Mr. Tiedge served as Director of Investments at Duquesne Light Company from 1990 to 1993. Mr. Tiedge is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.

DISTRIBUTION OF CLASS F SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("shareholder services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS

In addition, the distributor will pay financial institutions, for distribution and/or administrative services, an amount equal to 1.00% of the offering price of the Shares acquired by their clients or customers on purchases up to $1,999,999, 0.50% of the offering price on purchases of $2,000,000 to $4,999,999, and 0.25% of the offering price on purchases of $5,000,000 or more. (This fee is in addition to the 1.00% sales charge on purchases of less than $1 million). The financial institutions may elect to receive amounts less than those stated, which would reduce the stated contingent deferred sales charge and/or the holding period used to calculate the fee.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

Federated Securities Corp. and Federated Shareholder Services may offer to pay a fee, from their own assets, to financial institutions as financial assistance for providing substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of the Federated Funds as specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS
 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

SHAREHOLDER INFORMATION

Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's outstanding shares of all series entitled to vote.

As of April 8, 1998, the following shareholder of record owned 25% or more of the outstanding Class F Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith (as record owner holding Class F Shares for its clients), owned approximately 65,470,560 shares (41.17%) of the Fund and therefore may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

As of April 8, 1998, the following shareholder of record owned 25% or more of the outstanding Class A Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith (as record owner holding Class A Shares for its clients), owned approximately 15,982,289 shares (98.85%) of the Fund and therefore may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

As of April 8, 1998, the following shareholder of record owned 25% or more of the outstanding Class C Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith (as record owner holding Class C Shares for its clients), owned approximately 178,892 shares (49.38%) of the Fund and therefore may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended (the "Code") applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed, so long as such IRA or qualified retirement plan meets the applicable requirements of the Code.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time the Fund advertises its total return and yield for Class F Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial
investment and is expressed as a percentage.     The yield of Shares is
calculated by dividing the net investment income per Share (as defined by the
SEC) earned by Shares over a thirty-day period by the maximum offering price per Share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares, and, therefore, may not correlate to the dividends or
other distributions paid to shareholders.      The performance information
reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for Class F Shares, Class A Shares, Class B Shares, and Class C Shares.

From time to time, advertisements for the Class F Shares, Class A Shares, Class B Shares and Class C Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class F Shares, Class A Shares, Class B Shares and Class C Shares
to certain indices.      OTHER CLASSES OF SHARES

The Fund also offers other classes of shares called Class A Shares, Class B Shares, and Class C Shares which are all sold primarily to customers of financial institutions subject to certain differences.

Class A Shares are sold subject to a front-end sales charge and a Shareholder Services Agreement. Investments in Class A Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $250.

Class B Shares are sold at net asset value and are subject to a Rule 12b-1 Plan and a Shareholder Services Agreement. Investments in Class B Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $250. A contingent deferred sales charge is imposed on certain Shares which are redeemed within six full years of purchase.

Class C Shares are sold at net asset value and are subject to a Rule 12b-1 Plan and a Shareholder Services Agreement. Investments in Class C Shares are subject to a minimum investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $250. A contingent deferred sales charge of 1.00% is imposed on assets redeemed within the first twelve months following purchase.

Class F Shares, Class A Shares, Class B Shares, and Class C Shares are subject to certain of the same expenses. Expense differences, however, between Class F Shares, Class A Shares, Class B Shares, and Class C Shares may affect the
performance of each class.      To obtain more information and a combined
prospectus for Class A Shares, Class B Shares, and Class C Shares, investors may call 800-341-7400 or contact their financial institution.

NOTES

NOTES

[Graphic]
Federated Investors

FEDERATED GOVERNMENT INCOME SECURITIES, INC.

Class F Shares

PROSPECTUS

APRIL 30, 1998

An Open-End, Diversified Management Investment Company

FEDERATED GOVERNMENT
INCOME SECURITIES, INC.
CLASS F SHARES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Advisers
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222-5401


Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com

Cusip 313912107
G01090-02 (4/98)

[Graphic]



FEDERATED GOVERNMENT INCOME SECURITIES, INC.

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

CLASS F SHARES

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus for Class A Shares, Class B Shares, and Class C Shares and the prospectus for Class F Shares of Federated Government Income Securities, Inc. (the "Fund") each dated April 30, 1998. This Statement is not a prospectus itself. You may request a copy of either prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED GOVERNMENT INCOME SECURITIES, INC.

FEDERATED INVESTORS FUNDS

5800 CORPORATE DRIVE

PITTSBURGH, PENNSYLVANIA 15237-7000

Statement dated April 30, 1998

[Graphic]
FEDERATED INVESTORS
Federated Securities Corp., Distributor

Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Cusip 313912206 Cusip 313912305 Cusip 313912404 Cusip 313912107
8040406B(4/98)      [Graphic]

TABLE OF CONTENTS

 GENERAL INFORMATION ABOUT THE FUND                                       1
 INVESTMENT OBJECTIVE AND POLICIES                                        1
 Types of Investments                                                     1
 When-Issued and Delayed Delivery Transactions                            2
 Futures and Options Transactions                                         2
 Lending of Portfolio Securities                                          4
 Repurchase Agreements                                                    4
 Reverse Repurchase Agreements                                            4
 Investing in Securities of Other Investment Companies                    4
 Portfolio Turnover                                                       4
 Investment Limitations                                                   5
 Criteria for Liquidity of Restricted Securities                          6
 FEDERATED GOVERNMENT INCOME SECURITIES, INC. MANAGEMENT                  7
 Fund Ownership                                                          10
 Directors' Compensation                                                 11
 INVESTMENT ADVISORY SERVICES                                            11
 Adviser to the Fund                                                     11
 Advisory Fees                                                           11
 BROKERAGE TRANSACTIONS                                                  12
 OTHER SERVICES                                                          12
 Fund Administration                                                     12
 Custodian and Portfolio Accountant                                      12
 Transfer Agent                                                          12
 Independent Auditors                                                    12
 PURCHASING SHARES                                                       13
 Quantity Discounts and Accumulated Purchases                            13
 Concurrent Purchases                                                    13
 Letter of Intent                                                        13
 Reinvestment Privilege                                                  13
 Conversion of Class B Shares                                            14
 Distribution Plan (Class A Shares,
 Class B Shares, and Class C Shares
 only) and Shareholder Services                                          14
 Purchases by Sales Representatives, Fund Directors, and Employees       15
 Exchanging Securities for Fund Shares                                   15
 DETERMINING NET ASSET VALUE                                             15
 Determining Market Value of Securities                                  16
 REDEEMING SHARES                                                        16
 Redemption in Kind                                                      16
 Contingent Deferred Sales Charge                                        16
 TAX STATUS                                                              17
 The Fund's Tax Status                                                   17
 Shareholders' Tax Status                                                17
 TOTAL RETURN                                                            17
 YIELD                                                                   17
 PERFORMANCE COMPARISONS                                                 18
 Economic and Market Information                                         19
 ABOUT FEDERATED INVESTORS                                               19
 Mutual Fund Market                                                      19
 Institutional Clients                                                   19
 Bank Marketing                                                          19
 Broker/Dealers and Bank Broker/Dealer Subsidiaries                      20
 FINANCIAL STATEMENTS                                                    20

GENERAL INFORMATION ABOUT THE FUND

The Fund was incorporated under the laws of the State of Maryland on February 4, 1986. At a meeting of the Board of Directors ("Directors") held on February 26, 1996, the Directors approved an amendment to the Articles of Incorporation to change the name of Government Income Securities, Inc. to Federated Government Income Securities, Inc.

Shares of the Fund are offered in four classes, known as Class A Shares, Class B Shares, Class C Shares, and Class F Shares (individually and collectively referred to as "Shares" as the context may require.) This Statement of Additional Information relates to all four of the above-mentioned classes of
Shares.      INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income. Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all other U.S. government securities and mortgage-related securities, and short-term capital gains. The investment objective cannot be changed without approval of shareholders.

TYPES OF INVESTMENTS

The Fund invests primarily in securities which are guaranteed as to payment of principal and interest by the U.S.government or its instrumentalities.

U.S. GOVERNMENT SECURITIES

The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

   * the full faith and credit of the U.S. Treasury (such as Farmers Home Administration ("FHA") and Government National Mortgage Association);
   * the issuer's right to borrow from the U.S. Treasury (such as FHA);
   * the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities (such as Federal Home Loan Banks and FHA); or
   * the credit of the agency or instrumentality issuing the obligations (such as Federal Home Loan Banks, FHA, Farm Credit Banks, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation).

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The Fund does not intend to set a specific percentage limitation on the amount of CMOs in the portfolio, including inverse floaters and stripped mortgage-related securities.

STRIPPED MORTGAGE-RELATED SECURITIES

Some of the mortgage-related securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs and a reduction in the amount of payments made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue current income.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to set a specific percentage limitation on these types of transactions.

FUTURES AND OPTIONS TRANSACTIONS

The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts and options on financial futures contracts. Additionally, the Fund may buy and sell call and put options on U.S. government securities.

FINANCIAL FUTURES CONTRACTS

A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt securities issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government.

In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

PURCHASING PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS

The Fund may purchase listed put options on financial futures contracts for U.S. government securities. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

The Fund would purchase put options on futures to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities.

Alternatively, the Fund may exercise its put option. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.

WRITING CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS

In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts for U.S. government securities to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise.

Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.

WRITING PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS

The Fund may write listed put options on financial futures contracts for U.S. government securities to hedge its portfolio against a decrease in market interest rates. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option. As market interest rates decrease, the market price of the underlying futures contract normally increases.

As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the decrease in market interest rates.

Prior to the expiration of the put option, or its exercise by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

PURCHASING CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS

An additional way in which the Fund may hedge against decreases in market interest rates is to buy a listed call option on a financial futures contract for U.S. government securities. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option. As market interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price.

Prior to the exercise or expiration of the call option, the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.

LIMITATION ON OPEN FUTURES POSITIONS

The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"MARGIN" IN FUTURES TRANSACTIONS

Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good-faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.

The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

PURCHASING PUT AND CALL OPTIONS ON U.S. GOVERNMENT SECURITIES

The Fund may purchase put and call options on U.S. government securities to protect against price movements in particular securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller.

WRITING COVERED PUT AND CALL OPTIONS ON U.S. GOVERNMENT SECURITIES

The Fund may write covered put and call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.

The Fund may only write call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

REPURCHASE AGREEMENTS

The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

PORTFOLIO TURNOVER

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended February 28, 1998 and February 28, 1997, the portfolio turnover rates were 264% and 97%, respectively. The elevated portfolio turnover rate is a result of the Fund's acquisition of securities that were more in line with current market conditions relating to pre-payments and coupon rates. This had no significant impact on the tax liability of the Fund and its shareholders, and Fund expenses were not a
factor as the Fund incurred no brokerage commissions.      INVESTMENT
LIMITATIONS

BUYING ON MARGIN

The Fund will not purchase any securities on margin, other then in connection with the purchase of put options on financial futures contracts, but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or
before the expiration date of the reverse repurchase agreements.      PLEDGING
ASSETS

The Fund will not pledge, mortgage, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing. Neither the deposit of underlying securities and other assets in escrow in connection with the writing of put or call options on U.S. government securities nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.

INVESTING IN REAL ESTATE

The Fund will not buy or sell real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities. However, the Fund may purchase put options on financial futures contracts. The Fund may also enter into futures contracts in order to exercise put options on financial futures contracts in its portfolio. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell calls on financial futures contracts. The Fund will notify shareholders before such a change in its operating policies is implemented.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets except portfolio securities. (This shall not prevent the purchase or holding of U.S. government securities, repurchase agreements covering U.S. government securities, or other transactions which are permitted by the Fund's investment objective and policies.)

SELLING SHORT

The Fund will not sell securities short.

RESTRICTED SECURITIES

The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by
the Directors.     The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any
material change in these limitations becomes effective.      INVESTING IN
ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its total assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.

WRITING COVERED PUT AND CALL OPTIONS AND PURCHASING PUT OPTIONS      The Fund
will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.

CRITERIA FOR LIQUIDITY OF RESTRICTED SECURITIES

The ability of the Directors to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Directors. The Directors may consider the following criteria in determining the liquidity of certain restricted securities:
   * the frequency of trades and quotes for the security;
   * the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   * dealer undertakings to make a market in the security; and * the nature of the security and the nature of the marketplace trades.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund did not engage in reverse repurchase agreements or borrow money in excess of 5% of the value of its total assets during the last fiscal year, and has no present intent to do so in the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Cash items may include short-term obligations such as:

   * obligations of the U.S. government or its agencies or instrumentalities; and
   * repurchase agreements.

FEDERATED GOVERNMENT INCOME SECURITIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Federated Government Income Securities, Inc., and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Director

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Director

Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Director

President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA

Birthdate: September 3, 1939

Director

Formerly, Partner, Andersen Worldwide SC; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza--23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Director

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A. and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Director

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Director

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Richard B. Fisher

Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

President and Director

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Director

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Director

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Director

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Director

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board, and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Director

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President, and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp., and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President, and Secretary of the Funds; Treasurer of some of the Funds.

* This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series,
Inc.      FUND OWNERSHIP

Officers and Directors own less than 1% of the Fund's outstanding shares.     As
of April 8, 1998, the following shareholder of record owned 5% or more of the outstanding Class A Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith, Jacksonville, Florida (as record owner holding Class A Shares for its clients), owned approximately 15,982,289 shares (98.85%).

As of April 8, 1998, the following shareholders of record owned 5% or more of the outstanding Class B Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith, Jacksonville, Florida, owned approximately 115,301 shares (8.58%).

As of April 8, 1998, the following shareholders of record owned 5% or more of the outstanding Class C Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith, Jacksonville, Florida, (as record owner holding Class C Shares for its clients), owned approximately 178,892 shares (49.38%); Dean Witter Reynolds (Trustee acting for Pioneer French Banking 401k Union), New York, New York, owned approximately 37,064 shares (10.23%); First Union Brokerage Services, Fort Lauderdale, Florida, owned approximately 25,409 shares (7.01%); and Federated Bank & Trust (custodian for Dr. James E. Roderick), Pittsburgh, Pennsylvania, owned approximately 18,680 shares (5.16%).

As of April 8, 1998, the following shareholder of record owned 5% or more of the outstanding Class F Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith (as record owner holding Class F Shares for its clients), owned approximately
65,470,560 shares (41.17%).      DIRECTORS' COMPENSATION

                               AGGREGATE

            NAME,             COMPENSATION     TOTAL COMPENSATION PAID

        POSITION WITH             FROM            TO DIRECTORS FROM

         CORPORATION         CORPORATION*#  CORPORATION AND FUND COMPLEX +


  John F. Donahue            $0             $0 for the Fund and
  Chairman and Director                     56 other investment companies
                                            in the Fund Complex

  Richard B. Fisher          $0             $0 for the Fund and
  President and Director                    6 other investment companies
                                            in the Fund Complex

  Thomas G. Bigley           $2,290.63      $111,222 for the Fund and
  Director                                  56 other investment companies
                                            in the Fund Complex

  John T. Conroy, Jr.        $2,520.07      $122,362 for the Fund and
  Director                                  56 other investment companies
                                            in the Fund Complex

  Nicholas P. Constantakis** $531.83        $0 for the Fund and
  Director                                  34 other investment companies
                                            in the Fund Complex

  William J. Copeland        $2,520.07      $122,362 for the Fund and
  Director                                  56 other investment companies
                                            in the Fund Complex

  James E. Dowd              $2,520.07      $122,362 for the Fund and
  Director                                  56 other investment companies
                                            in the Fund Complex

  Lawrence D. Ellis, M.D.    $2,290.63      $111,222 for the Fund and
  Director                                  56 other investment companies
                                            in the Fund Complex

  Edward L. Flaherty, Jr.    $2,520.07      $122,362 for the Fund and
  Director                                  56 other investment companies
                                            in the Fund Complex

  Peter E. Madden            $2,290.63      $111,222 for the Fund and
  Director                                  56 other investment companies
                                            in the Fund Complex

  John E. Murray, Jr.        $2,290.63      $111,222 for the Fund and
  Director                                  56 other investment companies
                                            in the Fund Complex

  Wesley W. Posvar           $2,290.63      $111,222 for the Fund and
  Director                                  56 other investment companies
                                            in the Fund Complex

  Marjorie P. Smuts          $2,290.63      $111,222 for the Fund and
  Director                                  56 other investment companies
                                            in the Fund Complex

* Information is furnished for the fiscal year ended February 28, 1998.

** Mr. Constantakis became a member of the Board of Directors on February 23, 1998.

# The aggregate compensation is provided for the Fund which is comprised of one portfolio.

+ The information is provided for the last calendar year.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

ADVISORY FEES

For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the respective prospectuses. During the fiscal years ended February 28, 1998 and 1997 and February 29, 1996, the Fund's adviser earned $12,503,435, $14,913,257, and $18,231,613, respectively, of which
$4,007,152, $5,195,862, and $6,060,604, respectively, were voluntarily waived.
     BROKERAGE TRANSACTIONS     When selecting brokers and dealers to handle the
purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and
selects brokers and dealers subject to review by the Directors.      The adviser
may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include:

   * advice as to the advisability of investing in securities; * security analysis and reports; * economic studies; * industry studies; * receipt of quotations for portfolio evaluations; and * similar services.

The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers may be used by the adviser or by affiliates of Federated Investors in advising Federated funds and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to
reduce their expenses.     For the fiscal years ended February 28, 1998 and 1997
and February 29, 1996, the Fund paid no brokerage commissions on brokerage
transactions.      OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services necessary to the Fund for a fee as described in the respective prospectuses. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended February 28, 1998 and 1997 and February 29, 1996, the Administrators earned $1,258,281, $1,502,736, and $1,839,595, respectively. CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, PA.

PURCHASING SHARES

Except under certain circumstances described in the respective prospectuses, Shares are sold at their net asset value (plus a sales charge, if applicable) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectuses under "Investing in the Fund" and "Purchasing Shares." For further information on any of the programs listed below, please contact your financial intermediary or Federated Securities Corp.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As described in the prospectuses, larger purchases of the same Share class reduce or eliminate the sales charge paid. For example, the Fund will combine all Class A Share purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. This combined purchase option is available within Class F Shares as well. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase into the same Share class is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

In addition, the Fund will also combine purchases for the purpose of reducing the contingent deferred sales charge imposed on Class F Share redemptions. For example, if a shareholder already owns Class F Shares having current value at the public offering price of $1 million and purchases an additional $1 million at the current public offering price, the applicable contingent deferred sales charge would be reduced to 0.50% of those additional Class F Shares.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Class A Shares or Class F Shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

CONCURRENT PURCHASES

Shareholders have the privilege of combining concurrent purchases of the same Share class of two or more funds in the Federated Complex in calculating the applicable sales charge.

To receive a sales charge reduction or elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the concurrent purchases are made. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

LETTER OF INTENT

A shareholder can sign a letter of intent committing to purchase a certain amount of the same Share class within a 13-month period in order to combine such purchases in calculating the applicable sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If the shareholder completes the commitment, the escrowed Shares will be released to their account. If the commitment is not completed within 13 months, the custodian will redeem an appropriate number of escrowed Shares to pay for the applicable sales charge.

The letter of intent for Class F Shares also includes a provision for reductions in the contingent deferred sales charge and holding period depending on the amount actually purchased within the 13-month period.

While this letter of intent will not obligate the shareholder to purchase Class A Shares or Class F Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares or Class F Shares of any Federated funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE

The reinvestment privilege is available for all Shares of the Fund within the same Share class.

Class A and Class F shareholders who redeem from the Fund may reinvest the redemption proceeds back into the same Share class at the next determined net asset value without any sales charge. The original Shares must have been subject to a sales charge and the reinvestment must be within 120 days.

Similarly, Class C and Class F shareholders who redeem may reinvest their redemption proceeds in the same Share class within 120 days. Class B Shares also may be reinvested within 120 days of redemption, although such reinvestment will be made into Class A Shares. Shareholders would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption on any Share class. However, reinvested Shares would not be subject to a contingent deferred sales charge, if otherwise applicable, upon later redemption.

In addition, if Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares, if otherwise applicable. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares on or around the 15th of the month eight full years from the purchase date and will no longer be subject to a fee under the distribution plan. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such a ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

DISTRIBUTION PLAN (CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ONLY) AND SHAREHOLDER SERVICES

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, (Class A Shares, Class B Shares, and Class C Shares only) the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objective. By identifying potential investors whose needs are served by the Fund's objective, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. For the fiscal year ended February 28, 1998, payments in the amount of $238,761, $43,640, and $16,743 were made pursuant to the Distribution Plan for Class A Shares, Class B Shares, and Class C Shares, respectively, of which Class A
Shares waived $238,761.      Other benefits, which may be realized under either
arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to
shareholders' requests and inquiries concerning their accounts.     For the
fiscal year ended February 28, 1998, payments in the amount of $238,761, $14,547, $5,581, and $3,908,923 were made pursuant to the Shareholder Services Plan for Class A Shares, Class B Shares, Class C Shares, and Class F Shares, respectively, of which Class F Shares waived $31,271.

Federated Investors and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-party financial providers who have advanced commissions to financial intermediaries.
     PURCHASES BY SALES REPRESENTATIVES, FUND DIRECTORS, AND EMPLOYEES     The
following individuals and their immediate family members may buy Class A Shares and Class F Shares at net asset value without a sales charge:

   * Directors, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp. and its affiliates;
   * Federated Life Members (Class A Shares only);
   * any associated person of an investment dealer who has a sales agreement with Federated Securities Corp.; and
   * trusts, pensions, or profit-sharing plans for these individuals.

These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange qualifying securities they already own for Shares, or they may exchange a combination of qualifying securities and cash for Shares. Any qualifying securities to be exchanged must meet the investment objective and policies of the Fund, must have readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale.

The Fund will prepare a list of securities which are eligible for acceptance and furnish this list to brokers upon request. The Fund reserves the right to reject any security, even though it appears on the list, and the right to amend the list of acceptable securities at any time without notice to brokers or investors.

An investment broker acting for an investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. Federated Securities Corp. will determine that transmittal papers are in good order and forward to the Fund's custodian, State Street Bank and Trust Company. The Fund will notify the broker of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.

The Fund values such securities in the same manner as the Fund values its portfolio securities. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of the Fund, along with the securities.

TAX CONSEQUENCES

Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.

DETERMINING NET ASSET VALUE

The Fund's net asset value per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class.

Net asset value is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Jr., Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and
Christmas Day.      DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

   * as provided by an independent pricing service;
   * for short-term obligations, according to the mean between the bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Board of Directors determines this is not fair value; or
   * at fair value as determined in good faith by the Fund's Directors.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:

   * yield;
   * quality;
   * coupon rate;
   * maturity;
   * type of issue;
   * trading characteristics; and
   * other market data.

Over-the-counter put options will be valued at the mean between the bid and the asked prices. Covered call options will be valued at the last sale price on the national exchange on which such option is traded. Unlisted call options will be valued at the latest bid price as provided by brokers.

REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the respective prospectuses under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than
$5,000.      REDEMPTION IN KIND

Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and
equitable.      The Fund has elected to be governed by Rule 18f-1 of the
Investment Company Act of 1940 under which the Fund is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

CONTINGENT DEFERRED SALES CHARGE

In computing the amount of the applicable Contingent Deferred Sales Charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares; (3) Shares held for fewer than six years with respect to Class B Shares and for less than one full year from the date of purchase with respect to Class C Shares on a first-in, first-out basis.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

   * derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

   * invest in securities within certain statutory limits; and

   * distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. The Fund's dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund Shares.

TOTAL RETURN

The Fund's average annual total returns based on offering price for the following periods ended February 28, 1998, were:

              DATE OF INITIAL
                   PUBLIC
SHARE CLASS       OFFERING   ONE-YEAR  FIVE-YEARS    TEN-YEARS  SINCE INCEPTION
Class A            8/5/96     5.20%       --           --           5.40%
Class B            8/5/96     3.55%       --           --           4.66%
Class C            8/5/96     8.18%       --           --           7.83%
Class F*           4/4/86     7.94%      5.64%        7.51%         7.45%

*Date of Initial Public Investment

The average annual total return for all classes of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming a reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investments based on the lesser of the original purchase price or the offering price of Shares
redeemed.      YIELD     The Fund's yields for the thirty-day period ended
February 28, 1998, were:

SHARE CLASS      YIELD
Class A          4.88%
Class B          4.35%
Class C          4.35%
Class F          5.06%

The yield for all classes of Shares of the Fund is determined by dividing the net investment income per Share (as defined by the SEC) earned by any class of Shares over a thirty-day period by the maximum offering price per Share of any class of Shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by any class of Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

The Fund's performance of each class of Shares depends upon such variables as:

   * portfolio quality;
   * average portfolio maturity;
   * type of instruments in which the portfolio is invested; * changes in interest rates and market value of portfolio securities; * changes in the Fund's or a class of Shares' expenses; and * various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   * LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. government funds" category in advertising and sales literature.

   * LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX is a universe of fixed rate securities backed by mortgage pools of Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and
     Federal National Mortgage Association.

   * THE MERRILL LYNCH TAXABLE BOND INDICES include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.
   * MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for all four classes of Shares may quote total returns, which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in each class of Shares based on monthly reinvestment of dividends
over a specified period of time.     From time to time, as it deems appropriate,
the Fund may advertise the performance of a class of Shares, using charts, graphs, and descriptions, compared to federally insured bank products, including certificates of deposits and time deposits, and to money market funds using the
Lipper Analytical Services money market instruments average.      Advertisements
may quote performance information which does not reflect the effect of various sales charges on Class A Shares, Class B Shares, Class C Shares, and Class F Shares.

Advertising and other promotional literature may include charts, graphs, and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial, and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the
Investment Company Institute.      ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars
in annual trading volume.     In the government sector, as of December 31, 1997,
Federated Investors managed 9 mortgage-backed, 6 government/ agency, and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion, and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages nearly $36 billion in government funds within these maturity ranges.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

* Source: Investment Company Institute

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwidewe have over 2,200 broker/dealer and bank broker/dealer relationships across the countrysupported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

FINANCIAL STATEMENTS

The Financial Statements for the fiscal year ended February 28, 1998, are incorporated herein by reference to the Annual Report for the Fund dated February 28, 1998 (File Nos. 2-74191 and 811-3266). A copy of the Report may be obtained without charge by contacting the Fund.


PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:
            (a)Financial Statements. (1-4) The Financial Statements for the
               fiscal year ended February 28, 1998, are incorporated herein by reference to the Fund's Annual Report dated February 28, 1998. (File Nos. 2-74191 and 811-3266)
            (b)   Exhibits:
                   (1) Conformed copy of Amended and Restated Articles of Incorporation of the Registrant (13); (2) (i) Copy of By-Laws of the Registrant (13);
                         (ii) Copy of By-Laws Amendment of 2/87 (6); (iii) Copy
                        of By-Laws Amendment of 8/87 (6);
                   (3)  Not applicable;
                   (4)    (i)  Copy of Specimen Certificates for Shares of
                               Capital Stock for Class A, Class B, and Class C Shares of the Registrant (15);
                         (ii) Copy of Speciman Certificate for Shares of Capital
                   Stock for Class F Shares of the Registrant (15); (5) Conformed copy of Investment Advisory Contract of the Registrant (8); (6) (i) Conformed copy of Distributor's Contract of the Registrant including Exhibit A (15);
                         (ii) Conformed copy of Exhibit B to the Distributor's
                        Contract (15); (iii) Conformed copy of Exhibit C to the Distributor's Contract (15);
                         (iv) Conformed copy of Exhibit D to the Distributor's Contract (15);
                           (v) Conformed copy of Distributor's Contract (Class B
Shares) including Exhibit 1 and Schedule A;+
---------------------
+     All exhibits have been filed electronically.

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed April 22, 1988. (File Nos. 2-74191 and 811-3266)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed February 26, 1990. (File Nos. 2-74191 and 811-3266)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed April 20, 1995. (File Nos. 2-74191 and 811-3266)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed May 1, 1996. (File Nos. 2-74191 and 811-3266)

15. Response is incorporated by reference to Registrant's Port-Effective Amendment No. 34 on Form N-1A filed April 29, 1997. (File Nos. 2-74191 and 811-3266)

                         (vi) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995.
                               (File Nos. 33-38550 and 811-6269)
                  (7)   Not applicable;
                  (8) (i) Conformed copy of Custodian Agreement of the Registrant (12); (ii) Conformed copy of Domestic Custody Fee Schedule; +
                  (9)     (i)  Conformed copy of Principal Shareholder
                               Servicer's Agreement (Class B Shares) including
                               Exhibit 1 and Schedule A;+
                         (ii) Conformed copy of Shareholder Services Agreement
                        (Class B Shares) including Exhibit 1 and Schedule A;+
                        (iii) Conformed copy of Amended and Restated Shareholder Services Agreement;+
                         (iv) Conformed copy of Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement (13);
                          (v) The responses described in Item 24(b)6 are hereby incorporated by reference.
                  (10) Conformed copy of Opinion and Consent of Counsel as to Legality of Shares Being Registered (12);
                  (11)  Conformed copy of Consent of Independent Auditors; +
                  (12)  Not applicable;
                  (13)  Conformed copy of Initial Capital Understanding (12);
                  (14)  Not applicable;
                  (15)     (i) Conformed copy of Rule 12b-1 Plan;+
                          (ii) Conformed copy of Exhibit 1 and Schedule A to
                               the 12b-1 Distribution Plan (Class B Shares) of the Registrant:+
                  (16) Copy of Schedule for Computation of Fund Performance Data (12);
                  (17)  Copy of Financial Data Schedules;+
                  (18) The Registrant hereby incorporates by reference the conformed copy of the specimen Multiple Class Plan from
                        Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
                  (19)  Conformed copy of Power of Attorney.+


+     All exhibits have been filed electronically.

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed April 20, 1995. (File Nos. 2-74191 and 811-3266)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed May 1, 1996. (File Nos. 2-74191 and 811-3266)

Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 26.  Number of Holders of Securities:

                                                Number of Record Holders
            Title of Class                        as of July 5, 1996
            --------------                      --------------------

            Shares of Capital Stock
            ($.001 per Share par value)
            Class A Shares                                  16,167,522
            Class B Shares                                   1,343,178
            Class C Shares                                     362,264
            Class F Shares                                 159,043,246

Item 27.    Indemnification:  (1.)

Item 28. Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Fund Information" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement "Federated Government Income Securities, Inc. Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is:
         Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Joseph M. Balestrino
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             Sandra L. McInerney
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             David A. Briggs
                                             Micheal W. Casey
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Steven Lehman
                                             Marian R. Marinack
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Robert E. Cauley
                                             Lee R. Cunningham, II
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             John Sheehy
                                             Michael W. Sirianni
                                             Gregg S. Tenser
                                             Leonardo A. Vila
                                             Lori A. Wolff

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

         Assistant Treasurer:                Richard B. Fisher

The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.    Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Richard B. Fisher             Director, Chairman, Chief        President
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         Executive Vice
Federated Investors Tower     President, Federated,            President
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary        --
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

    (c) Not applicable.

Item 30.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Federated Government Income                  Federated Investors Tower
   Securities, Inc.                          Pittsburgh, Pennsylvania 15222-3779

Federated Shareholder Services Company       Federated Investors Tower
("Transfer Agent, Dividend                   Pittsburgh, Pennsylvania Disbursing
Recordkeeper")                               Agent and Portfolio  15222-3779


Federated Services Company                   Federated Investors Tower
("Administrator")                            Pittsburgh, Pennsylvania 15222-3779

Federated Advisers                           Federated Investors Tower
("Adviser")                                  Pittsburgh, Pennsylvania 15222-3779

State Street Bank and Trust Company          P.O. Box 8600
("Custodian")                                Boston, Massachusetts    02266-8600

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

        Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

        Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES
    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED GOVERNMENT INCOME SECURITIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of April, 1998.
                  FEDERATED GOVERNMENT INCOME SECURITIES, INC.

                  BY: /s/ Matthew S. Hardin
                  S. Elliott Cohan, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  April 28, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/Matthew S. Hardin
    Matthew S. Hardin             Attorney In Fact          April 28, 1998
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Director
                                  (Chief Executive Officer)

Richard B. Fisher*                President and Director

John W. McGonigle*                Executive Vice President, Secretary and
                                  Treasurer (Principal Financial and Accounting
                                  Officer)

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

Nicholas P. Constantakis*         Director

William J. Copeland*              Director

James E. Dowd*                    Director

Lawrence D. Ellis, M.D.*          Director

Edward L. Flaherty, Jr.*          Director

Peter E. Madden*                  Director

John E. Murray, Jr.*              Director

Wesley W. Posvar*                 Director

Marjorie P. Smuts*                Director

* By Power of Attorney